Commitments and Contingencies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of June 30, 2021	$12,800	$6,020	$3,632	$2,855	$293

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2021	$11,391	$5,001	$3,596	$2,661	$133

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of June 30, 2021	$591,545	$561,167	$28,263	$2,093	$22

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2021	$620,620	$588,994	$29,613	$2,006	$7

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2022 Notes	$916,867	$11,250	$905,617	$—	$—
2024 Notes	898,000	28,000	56,000	814,000	—
2030 Notes	990,469	25,313	50,625	50,625	863,906
Total	$2,805,336	$64,563	$1,012,242	$864,625	$863,906

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2022 Notes	$916,867	$11,250	$905,617	$—	$—
2024 Notes	884,000	28,000	856,000	—	—
2030 Notes	977,812	25,312	50,625	50,625	851,250
Total	$2,778,679	$64,562	$1,812,242	$50,625	$851,250